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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                  811-21857
                                   ---------------------------------------------

            Morgan Stanley Opportunistic Municipal High Income Fund
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               (Exact name of registrant as specified in charter)

        522 Fifth Avenue, New York, New York                        10036
----------------------------------------------------         -------------------
      (Address of principal executive offices)                    (Zip code)

                               Amy Doberman, Esq.

                               Managing Director

                    Morgan Stanley Investment Advisors Inc.

                                522 Fifth Avenue

                            New York, New York 10036
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:         800-869-6397
                                                   -----------------------------

Date of fiscal year end:
                        ----------------------

Date of reporting period:  7/1/07 -- 6/30/08
                         ---------------------


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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21857
Reporting Period: 07/01/2007 - 06/30/2008
Morgan Stanley Opportunistic Municipal High Income Fund




=========== MORGAN STANLEY OPPORTUNISTIC MUNICIPAL HIGH INCOME FUND ============

The Registrant held no securities during the period July 1, 2007 through June 30, 2008 which required proxy votes and therefore there are no voting records to report.

========== END NPX REPORT

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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant):  Morgan Stanley Opportunistic Municipal High Income Fund
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By (Signature and Title):
                                       /s/ Ronald E. Robison

                President and Principal Executive Officer -- Office of the Funds
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Date August 28, 2008
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